SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Earnings per share - basic	$ 0.019	$ 0.048	$ 0.025
Earnings per share - diluted	$ 0.019	$ 0.048	$ 0.025
Net earnings attributed to owners of the Group	$ 3,139,333	$ 8,028,610	$ 4,126,505
Weighted average number of shares - basic	168,142,740	168,142,740	168,142,740
Weighted average number of shares - diluted	168,142,740	168,142,740	168,142,740